Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2023
Auditors' Remuneration [Abstract]
Schedule of Audit and Review of Financial Statements
	Years Ended June 30,
	2023	2022	2021

- Audit and review of financial statements (1)	246,400	216,400	202,400
- Other audit services (2)	52,000	-	130,000

	298,400	216,400	332,400
1.	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
2.	Included in the balance are amounts related to additional regulatory filings during the 2023 and 2021 financial years. All services provided are considered audit services for the purpose of SEC classification.